Related Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions			1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2016	May 18, 2016	Mar. 07, 2016	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Purchases of property, plant and equipment						¥ 450,826	¥ 434,919	¥ 493,189
Aggregate number of shares repurchased	47,010,000	9,021,000	120,867,062	181,530,121	83,746,000	56,031,217	120,867,105	265,276,245
Percentage of ownership in NTT Finance						100.00%
Bailment in Cash and cash equivalents						¥ 177,207	¥ 206,321
Contracts Average interest rate						0.05%	0.04%
Cash and cash equivalents					¥ 105,553	¥ 289,610	¥ 354,437	¥ 105,553	¥ 526,920
Average balance of contracts of bailment expired						225,908	323,467	111,077
Interest income derived from contracts						63	388	589
Amount of transactions with related party						4,439,214	4,163,618	3,862,878
Amount of selling, general and administrative expenses resulting from transactions with related party						60,827	62,305	67,327
Other receivables, net					¥ 259,218	¥ 299,467	¥ 283,274	¥ 259,218
NTT Docomo
Related Party Transaction [Line Items]
Percentage of voting interest						2.92%
Nippon Telegraph And Telephone Corporation
Related Party Transaction [Line Items]
Aggregate number of shares repurchased						0	117,924,500	176,991,100
Credit Card Transactions | Sumitomo Mitsui Card Company, Limited
Related Party Transaction [Line Items]
Amounts of payables related to transactions						¥ 109,303	¥ 80,169
Commissions						28,804	23,777	¥ 21,655
Amounts of receivables related to the transactions						1,319	1,156
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment						60,668	¥ 59,049	¥ 59,925
Bailment in Cash and cash equivalents						437,207
Short-term investments						260,000
Cash and cash equivalents						¥ 177,207
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity						3 months	3 months